SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)			3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 13, 2023 USD ($)	Feb. 14, 2021 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Number	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Deferred offering costs			$ 1,203,537			$ 1,203,537
Extinguishment of Debt, Amount						$ 535,717
Risk free rate								2.98%	1.09%
Expected life								9 years 11 months 12 days	6 years 4 months 17 days
Midrange average estimated interest rate						20.60%		20.60%
Liabilities fair value adjustment			129,000		$ 293,000	$ 796,000	$ 772,000	$ 1,414,000
Royalties payable						4,606,000		5,402,000	$ 3,988,000
Accumulated deficit			109,120,419			109,120,419		85,989,433	47,823,563
Working Capital			19,763,141			19,763,141		966,464
Cash			205,226			205,226		510,865	4,072,339
Proceeds from offering		$ 17,250,000						5,000,000
Cash federally insured limit								$ 250,000
Number of operating segment | Number								1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated								4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Furniture and fixtures depreciated								7 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from offering	$ 9,600,000
Scenario, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Liabilities fair value adjustment			3,000		7,000	$ 12,000	48,000	$ 95,000
Pre tax discount rate percentage						20.60%		20.60%
Market value			1,067,000			$ 1,067,000		$ 1,055,000	1,150,000
Warrants Liabilities [Member]
Property, Plant and Equipment [Line Items]
Risk free rate						1.19%		1.19%
Expected volatility						69.62%		69.62%
Expected dividend						$ 0		$ 0
Expected life						5 years 11 months 15 days		6 years 2 months 15 days
Increase (Decrease) in Operating Liabilities			582,000		2,092,000	$ 1,206,000	2,898,000	$ 2,925,000
Warrants liabilities						$ 221,000		$ 1,427,000	4,352,000
Liquidation Preference [Member]
Property, Plant and Equipment [Line Items]
Risk free rate						0.21%		0.21%
Expected volatility				78.93%				78.93%
Expected dividend						$ 0		$ 0
Expected life						5 years		5 years
Liquidation preference value			0		$ 0	$ 0	$ 0	$ 0
Liquidation preference fair market value			1,823,000			1,823,000		1,823,000	$ 1,823,000
Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Deferred costs			667,820			667,820
Prepaid Expenses and Other Current Assets [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs								$ 387,412